Royalty, stream and working interests (Tables)	6 Months Ended
Jun. 30, 2022
Royalty, stream and working interests
Disclosure of detailed information about royalty, stream and working interest, net

			Impairment
		Accumulated	(charges)
As at June 30, 2022	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,580.5	$(702.1)	$—	$878.4
Streams	4,511.9	(1,979.4)	—	2,532.5
Energy	1,964.2	(740.2)	—	1,224.0
Advanced	363.5	(56.7)	—	306.8
Exploration	69.3	(12.8)	—	56.5
	$8,489.4	$(3,491.2)	$—	$4,998.2
1.	Accumulated depletion includes previously recognized impairment charges and reversals.

			Impairments
		Accumulated	(charges)
As at December 31, 2021	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,590.2	$(687.2)	$—	$903.0
Streams	4,511.9	(1,888.9)	—	2,623.0
Energy	1,972.6	(789.8)	75.5	1,258.3
Advanced	365.9	(49.6)	(7.5)	308.8
Exploration	67.1	(10.9)	—	56.2
	$8,507.7	$(3,426.4)	$68.0	$5,149.3

1.	Accumulated depletion includes previously recognized impairment charges and reversals.

Disclosure of detailed information about royalty, stream and working interest, net rollforward

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2021	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1
Additions	540.0	165.6	24.7	22.7	—	753.0
Transfers	6.3	—	—	—	(6.3)	—
Impairment (charges) and reversals	—	—	75.5	(7.5)	—	68.0
Depletion	(42.7)	(196.2)	(57.9)	(0.6)	—	(297.4)
Impact of foreign exchange	(7.5)	—	1.4	0.2	(0.5)	(6.4)
Balance at December 31, 2021	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3

Additions	$6.3	$—	$3.6	$—	$1.1	$11.0
Depletion	(20.2)	(90.5)	(32.3)	(0.2)	—	(143.2)
Impact of foreign exchange	(10.7)	—	(5.6)	(1.8)	(0.8)	(18.9)
Balance at June 30, 2022	$878.4	$2,532.5	$1,224.0	$306.8	$56.5	$4,998.2